Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

8. Investments

Investments consist of the following at December 31:

	2010	2011
25% equity investment in unconsolidated joint venture (AerDragon)	$30,332	$36,473
40% equity investment in unconsolidated joint venture (AerLift)	41,662	46,456
43% equity investment in unconsolidated joint venture (AerData)	991	1,150
	$72,985	$84,079

     Our equity investment in our unconsolidated joint ventures, AerDragon, AerLift and AerData, are accounted for under the equity method.